Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Balance at beginning of year	$ 92,988	$ 74,073	$ 92,148
Bad debt expense (recovery)	(16,889)	$ 18,915	20,461
Losses charged to allowance	$ (13,088)		(38,922)
Recoveries added to allowance			386
Balance at end of year	$ 63,011	$ 92,988	$ 74,073